UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
FEB 15 2005
OFFICE OF THE SECRETARY

12/8/06

CONFIDENTIAL FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter ended: 12/31/04

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: HBK Investments L.P.
Address: 300 Crescent Court, Suite 700
Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

05077146

Name: Jon L. Mosle
Title: General Counsel
Phone: (214) 758-61074

Signature, Place, and Date of Signing:

Jon L. Mosle, General Counsel   Dallas, Texas   February 14, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

PROCESSED
MAR 07 2007
THOMSON
FINANCIAL

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

<PAGE>

CONFIDENTIAL FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $315,843 (thousands)

List of Other Included Managers: NONE

<PAGE>

<TABLE>

CONFIDENTIAL FORM 13F INFORMATION TABLE

<CAPTION>

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CLL	INVSTMNT DISCRETN	OTHR MGRS	VOTING AUTHORITY SOLE	SHRD	NONE
<S>					<C>						
CAESARS ENTMT INC	COM	127687101	154476	7670100	SHR		SOLE		7670100	0	0
GUIDANT CORP	COM	401698105	216	3000	SHR		SOLE		3000	0	0
JOHNSON & JOHNSON	COM	478160104	16134	254400	SHR		SOLE		254400	0	0
KMART HLDG CORPORATION	COM	498780105	6897	69700	SHR		SOLE		69700	0	0
NEXTEL COMMUNICATIONS INC	CL A	65332V103	576	19200	SHR		SOLE		19200	0	0
RIGGS NATL CORP WASH DC	COM	766570105	9567	450000	SHR		SOLE		450000	0	0
SPRINT CORP	COM FON GROUP	852061100	27666	1113300	SHR		SOLE		1113300	0	0
VERITAS SOFTWARE CO	COM	923436109	95072	3330000	SHR		SOLE		3330000	0	0

<TABLE>

CONFIDENTIAL FORM 13F INFORMATION TABLE

<CAPTION>

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CLL	INVSTMNT DISCRETN	OTHR MGRS	VOTING AUTHORITY SOLE	SHRD	NONE
<S>				<C>							
MATRIX SVC CO	COM	576853105	5239	650000	SHR		SOLE		650000	0	0

END